Investment in Real Estate Properties and Entities (Details Narrative) - Mar. 31, 2015 - ft²	Total
Talon Bren Road LLC
Real Estate Properties [Line Items]
Rentable square feet	164,472
Occupied rentable office space	90.00%
Talon First Trust, LLC
Real Estate Properties [Line Items]
Rentable square feet	656,875
Occupied rentable office space	63.00%
5130 Industrial Street, LLC
Real Estate Properties [Line Items]
Rentable square feet	171,639
Occupied rentable office space	75.00%